Investment Strategy	Feb. 28, 2025
YieldMaxTM Short TSLA Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of Tesla, Inc. The Fund’s potential for gains from decreases in the share price of TSLA’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods.

As further described below, the Fund uses either a synthetic covered put strategy or synthetic covered put spread strategy to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.

For more information, see sections “The Fund’s Use of Option Contracts,” “Synthetic Covered Put Strategy” and “Synthetic Covered Put Spread Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases. The Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.
●	The Fund seeks to generate monthly income, which is not dependent on the price depreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	The Fund’s strategy will limit its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy and synthetic covered put spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund may use European FLEX options as well as options that are exercisable at any time (i.e. American style options contracts).

See the “Additional Information About the Fund” section for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put strategies, which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

Synthetic Covered Put Strategy

1. Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2. Covered Put Strategies

Covered Put Writing Strategy

As part of its strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have 1-month or less expiration dates (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Covered Put Spread Strategy

The Adviser will employ the Covered Put Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Put Strategy. The Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered put spread strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the covered put strategy.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4. OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

●	In addition, the Fund's use of the covered put spread strategy may occasionally allow it to capture a substantial portion of any significant decrease in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the put options, and the Fund’s distributions may include some of those profits.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

YieldMaxTM Short TSLA Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
Sold (short) put option contracts (Covered Put Writing Strategy)

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
Sold (short) put option contracts (Covered Put Spread Strategy)

The strike price is approximately 0%-15% below than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put option contract below, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
Purchased put option contracts (Covered Put Spread Strategy)

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Covered Put Spread Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the Sold (short) put option contracts above, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
Purchased call option contracts (OTM Call Purchasing)

“out-of-the-money” (i.e., the strike price is above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of Underlying Security equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of TSLA.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Tesla, Inc.

Tesla, Inc. is an operating company that designs develops, manufactures, leases and sells high performance fully electric vehicles, solar energy generation systems and energy storage products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. Tesla, Inc. is listed on Nasdaq. The aggregate market value of voting stock held by non-affiliates of Tesla, Inc., as of the most recent available data at time of drafting this prospectus (June 30, 2024), was $550.17 billion  (based on the closing price for shares of Tesla, Inc.’s common stock as reported by Nasdaq on June 28, 2024).

Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to Tesla, Inc. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla, Inc. (and therefore the price of Tesla, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISERARE NOT AFFILIATED WITH TESLA, INC.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to TSLA. As of January 21, 2025, TSLA is assigned to the automobiles industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of TSLA.
YieldMaxTM Short Innovation Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the ARK Innovation ETF. The Fund’s potential for gains from decreases in the share price of ARKK’s is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods.

As further described below, the Fund uses either a synthetic covered put strategy or synthetic covered put spread strategy to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.

For more information, see sections “The Fund’s Use of Option Contracts,” “Synthetic Covered Put Strategy” and “Synthetic Covered Put Spread Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

 Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases. The Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.
●	The Fund seeks to generate monthly income, which is not dependent on the price depreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	The Fund’s strategy will limit its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security (nor companies held by ARKK).
●	The Fund does not directly short the Underlying Security (nor companies held by ARKK).
●	Fund shareholders are not entitled to any Underlying Security dividends or to any dividends paid by companies held by ARKK).

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy and synthetic covered put spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund may use European FLEX options as well as options that are exercisable at any time (i.e. American style options contracts).

See the “Additional Information About the Fund” section for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put strategies, which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

Synthetic Covered Put Strategy

1. Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund will write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2. Covered Put Strategies

Covered Put Writing Strategy

As part of its strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have 1-month or less expiration dates (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

Covered Put Spread Strategy

The Adviser will employ the Covered Put Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Put Strategy. The Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered put spread strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the covered put strategy.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4. OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value. .

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

●	In addition, the Fund's use of the covered put spread strategy may occasionally allow it to capture a substantial portion of any significant decrease in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the put options, and the Fund’s distributions may include some of those profits.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

YieldMaxTM Short ARKK Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
Sold (short) put option contracts (Covered Put Writing Strategy)

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
Sold (short) put option contracts (Covered Put Spread Strategy)

The strike price is approximately 0%-15% below than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put option contract below, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
Purchased put option contracts (Covered Put Spread Strategy)

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Covered Put Spread Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the Sold (short) put option contracts above, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
Purchased call option contracts (OTM Call Purchasing)

“out-of-the-money” (i.e., the strike price is set above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of the Underlying Security equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of ARKKe.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

ARKK

ARKK’s investment objective is long-term growth of capital. ARKK is an actively-managed ETF that invests under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation. ARKK’s investment adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. ARKK’s investment adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics (which ARKK’s adviser defines as “the study of genes and their functions, and related techniques, e.g., genomic sequencing); innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient.

Under normal circumstances, substantially all of ARKK’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. ARKK’s investments will include micro-, small-, medium- and large-capitalization companies. ARKK’s investments in foreign equity securities will be in both developed and emerging markets. ARKK may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

You can find ARKK’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-22883 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding ARKK comes from its filings with the SEC. You are urged to refer to the SEC filings made by ARKK and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of ARKK’s principal investment strategies contained herein was taken directly from ARKK’s prospectus, dated November 30, 2024.

This document relates only to the securities offered hereby and does not relate to the shares of ARKK or other securities of ARKK. The Fund has derived all disclosures contained in this document regarding ARKK from the publicly available documents. In connection with the offering of the securities, None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to ARKK. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ARKK is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ARKK (and therefore the price of ARKK at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ARKK could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of ARKK.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ARK ETF TRUST, ARKK, OR ARK INVESTMENT MANAGEMENT LLC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is inversely related to the industry or group of industries, if any, in which ARKK may concentrate its investments. As of July 31, 2024,, ARKK is not concentrated in any industry, but had significant holdings in the information technology and health care sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of ARKKe.
YieldMaxTM Short NVDA Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of Nvidia Corporation. The Fund’s potential for gains from decreases in the share prices of NVDA’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods.

As further described below, the Fund uses either a synthetic covered put strategy or synthetic covered put spread strategy to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.

For more information, see sections “The Fund’s Use of Option Contracts,” “Synthetic Covered Put Strategy” and “Synthetic Covered Put Spread Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

 Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases. The Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.
●	The Fund seeks to generate monthly income, which is not dependent on the price depreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	The Fund’s strategy will limit its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy and synthetic covered put spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund may use European FLEX options as well as options that are exercisable at any time (i.e. American style options contracts).

See the “Additional Information About the Fund” section for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put strategies, which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

Synthetic Covered Put Strategy

1. Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund may write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2. Covered Put Strategies

Covered Put Writing Strategy

As part of its strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have 1-month or less expiration dates (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Covered Put Spread Strategy

The Adviser will employ the Covered Put Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Put Strategy. The Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered put spread strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the covered put strategy.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4. OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund's use of the covered put spread strategy may occasionally allow it to capture a substantial portion of any significant decrease in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the put options, and the Fund’s distributions may include some of those profits.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) due to the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

YieldMaxTM Short NVDA Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
Sold (short) put option contracts (Covered Put Writing Strategy)

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
Sold (short) put option contracts (Covered Put Spread Strategy)

The strike price is approximately 0%-15% below than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put option contract below, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
Purchased put option contracts (Covered Put Spread Strategy)

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Covered Put Spread Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the Sold (short) put option contracts above, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
Purchased call option contracts (OTM Call Purchasing)

“out-of-the-money” (i.e., the strike price is set above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of the Underlying Security equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of NVDA.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Nvidia Corporation

Nvidia Corporation is a technology company that designs graphics processing units (“GPUs”). Nvidia Corporation has created GPU-based visual computing and accelerated computing platforms that address four separate markets: gaming, professional visualization, data center, and automotive. Nvidia Corporation is listed on Nasdaq. The aggregate market value of the voting stock held by non-affiliates of Nvidia Corporation as of the most recent available data at time of drafting this prospectus was approximately $2.7 trillion (based on the closing sales price of Nvidia Corporation ’s common stock as reported by Nasdaq on July 26, 2024).

Nvidia Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Nvidia Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 000-23985 through the SEC’s website at www.sec.gov. In addition, information regarding Nvidia Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NVDA or other securities of Nvidia Corporation. The Fund has derived all disclosures contained in this document regarding Nvidia Corporation from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to Nvidia Corporation None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Nvidia Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nvidia Corporation (and therefore the price of Nvidia Corporation at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Nvidia Corporation could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of NVDA.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NVIDIA CORPORATION.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to NVDA. As of the January 21, 2025, NVDA is assigned to the semiconductors and semiconductor equipment industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of NVDA.
YieldMaxTM Short COIN Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of Coinbase Global, Inc. The Fund’s potential for gains from decreases in the share price of COIN’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods.

As further described below, the Fund uses either a synthetic covered put strategy or synthetic covered put spread strategy to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, arising from the decreases in the share price of the Underlying Security.

For more information, see sections “The Fund’s Use of Option Contracts,” “Synthetic Covered Put Strategy” and “Synthetic Covered Put Spread Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases. The Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.
●	The Fund seeks to generate monthly income, which is not dependent on the price depreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	The Fund’s strategy will limit its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy and synthetic covered put spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund may use European FLEX options as well as options that are exercisable at any time (i.e. American style options contracts).

See the “Additional Information About the Fund” section for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●           Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●           Covered put strategies, which allows the Fund to generate income.

●           U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●           Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

Synthetic Covered Put Strategy

1. Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund will write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2. Covered Put Strategies

Covered Put Writing Strategy

As part of its strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Covered Put Spread Strategy

The Adviser will employ the Covered Put Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Put Strategy. The Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered put spread strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the covered put strategy.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4. OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value. OTM call options are options contracts where the strike price is set above the current market price of the underlying asset, in this case, the Underlying Security. .

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the covered put spread strategy may occasionally allow it to capture a substantial portion of any significant decrease in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the put options, and the Fund’s distributions may include some of those profits.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) due to the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings related to the Covered Put Strategy are described below:

YieldMaxTM Short COIN Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
Sold (short) put option contracts (Covered Put Writing Strategy)

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
Sold (short) put option contracts (Covered Put Spread Strategy)

The strike price is approximately 0%-15% below than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put option contract below, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
Purchased put option contracts (Covered Put Spread Strategy)

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Covered Put Spread Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the Sold (short) put option contracts above, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
Purchased call option contracts (OTM Call Purchasing)

“out-of-the-money” (i.e., the strike price is set above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of the Underlying Security equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of COIN.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Coinbase Global, Inc.

Coinbase Global, Inc. offers a variety of products and services that enable individuals, businesses, and developers to participate in the crypto economy. It provides customers around the world with a platform for buying, selling, transferring, and storing digital assets. Coinbase Global, Inc. is listed on Nasdaq. The aggregate market value of the voting and non-voting stock held by non-affiliates of Coinbase Global, Inc. as of the most recent available data at time of drafting this prospectus (June 30, 2024), was approximately $44.6 billion based on the closing sales price of Coinbase Global, Inc.’s Class A common stock as reported on Nasdaq on that date.

Coinbase Global, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40289 through the SEC’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to COIN or other securities of Coinbase Global, Inc. The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to Coinbase Global, Inc. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Coinbase Global, Inc. (and therefore the price of Coinbase Global, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Coinbase Global, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of COIN.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH COINBASE GLOBAL, INC.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to COIN. As of January 21, 2025, COIN is assigned to the capital markets industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of COIN.
YieldMaxTM Short AAPL Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the share price (i.e., the price returns) of the common stock of Apple Inc. The Fund’s potential for gains from decreases in the share price of AAPL’s stock is limited. If the share price of the Underlying Security significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods.

As further described below, the Fund uses a either synthetic covered put strategy or synthetic covered put spread strategy to provide income and indirect inverse exposure to the share price returns of the Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the share price of the Underlying Security decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the share price returns of the Underlying Security,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, arising from decreases in the share price of the Underlying Security.

For more information, see sections “The Fund’s Use of Option Contracts,” “Synthetic Covered Put Strategy” and “Synthetic Covered Put Spread Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (“Tidal” or the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the share price of the Underlying Security decreases. The Fund’s potential corresponding benefit from decreases in the share price of the Underlying Security is limited.
●	The Fund seeks to generate monthly income, which is not dependent on the price depreciation of the Underlying Security.
●	The Fund seeks to manage potential losses (i.e., cap losses if the share price of the Underlying Security experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Underlying Security’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security. Further, an Investment in the Fund differs from “short selling” or “shorting” the Underlying Security.

●	The Fund’s strategy will limit its potential gains if the Underlying Security shares decrease in value.
●	The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Underlying Security.
●	The Fund does not directly short the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy and synthetic covered put spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the share price of the Underlying Security. The Fund may use European FLEX options as well as options that are exercisable at any time (i.e. American style options contracts).

See the “Additional Information About the Fund” section for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on an Underlying Security it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the value of the Underlying Security. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Underlying Security, but rather seeks to synthetically replicate a short position in the Underlying Security (i.e., it seeks inverse exposure to the share price movements of the Underlying Security) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Underlying Security, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the price of the Underlying Security’s shares.

●	Covered put strategies, which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

Synthetic Covered Put Strategy

1. Synthetic Short Exposure

To achieve a synthetic short exposure to the Underlying Security, the Fund will write (sell) the Underlying Security call options and, simultaneously, go long (buy) the Underlying Security put options to try to replicate inverse exposure to the share price movements of the Underlying Security. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the Underlying Security’s share price changes for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the share price of the Underlying Security decreases and to lose value when the share price of the Underlying Security increases).

2. Covered Put Strategies

Covered Put Writing Strategy

As part of its strategy, the Fund will write (sell) put option contracts on the Underlying Security to generate income. The put options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Put Period”) and a strike price that is approximately 0%-15% below the then-current Underlying Security’s share price at the time of such sales.

It is important to note that the sale of the Underlying Security put option contracts will limit the Fund’s participation in decreases in the Underlying Security’s share price. If the share price of the Underlying Security decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s share price decreases beyond the strike price of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Underlying Security and the sold (short) Underlying Security put positions) will limit the Fund’s participation in decreases in the Underlying Security’s share price beyond a certain point.

Covered Put Spread Strategy

The Adviser will employ the Covered Put Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Put Strategy. The Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered put spread strategy when it believes that the share price of its Underlying Security is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the covered put strategy.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4. OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

OTM call options are a type of options contract where the strike price is set higher than the current market price of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed price level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the share price of the Underlying Security. However, this loss capping works only if the Underlying Security’s share price rises to or above the strike price of the OTM call options that were purchased. If the share price increases but stays below the strike price of these options, the Fund will incur losses proportionate to this price increase.

For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Underlying Security, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Underlying Security shares, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.
●	In addition, the Fund’s use of the covered put spread strategy may occasionally allow it to capture a substantial portion of any significant decrease in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the put options, and the Fund’s distributions may include some of those profits.

The Fund’s income from writing (selling) put option contracts on the Underlying Security will be partially offset (reduced) due to the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value.

Fund Portfolio

YieldMaxTM Short AAPL Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
Purchased put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide exposure to negative price returns of the Underlying Security.

If the share price of the Underlying Security decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any share price increases experienced by the Underlying Security.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
Sold (short) put option contracts (Covered Put Writing Strategy)

The strike price is approximately 0%-15% below the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
Sold (short) put option contracts (Covered Put Spread Strategy)

The strike price is approximately 0%-15% below than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put option contract below, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
Purchased put option contracts (Covered Put Spread Strategy)

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Covered Put Spread Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Fund’s Underlying Security below the option’s strike price.

		1-month or less expiration dates	Combined with the Sold (short) put option contracts above, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
Purchased call option contracts (OTM Call Purchasing)

“out-of-the-money” (i.e., the strike price is set above the then-current share price of the Underlying Security at the time of purchase).

They limit the Fund’s potential losses if the share price of the Underlying Security experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the share price of the Underlying Security equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of AAPL.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Apple Inc.

Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearable and accessories, and sells a variety of related services. Apple Inc. is listed on the Nasdaq Global Select Market (“Nasdaq”). The aggregate market value of the voting and non-voting stock held by non-affiliates of Apple Inc., as of the most recent available data at time of drafting this prospectus (March 29, 2024), the last business day of Apple Inc.’s most recently completed second fiscal quarter, was approximately $2.6 trillion.

Apple Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Apple Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36743 through the SEC’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to AAPL or other securities of Apple Inc. The Fund has derived all disclosures contained in this document regarding Apple Inc. from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to Apple Inc. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Apple Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Apple Inc. (and therefore the price of Apple Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Apple Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of AAPL.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH APPLE INC.

Due to the Fund’s investment strategy, the Fund’s economic exposure is inversely related to the industry assigned to AAPL. As of January 21, 2025, AAPL is assigned to the technology hardware, storage and peripherals industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of AAPL.
YieldMax BABA Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the ADR of BABA (NYSE: BABA) (“BABA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to BABA regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of BABA, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of BABA increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of BABA,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of BABA.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to BABA equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to BABA.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Alibaba Group Holding Limited (“BABA”)

BABA is an e-commerce company that operates retail websites and offers programs that enable third-parties to sell products on their websites. BABA is listed on the New York Stock Exchange.

The American Depositary Share of Alibaba Group Holding Limited (BABA) is registered under the Securities Exchange Act of 1933, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BABA pursuant to the Exchange Act can be located by reference to SEC file number 001-36614 through the SEC’s website at www.sec.gov. In addition, information regarding BABA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of BABA or other securities of BABA. The Fund has derived all disclosures contained in this document regarding BABA from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BABA. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BABA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BABA (and therefore the price of BABA at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BABA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of BABA.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ALIBABA GROUP HOLDING LIMITED.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to BABA. As of the date of the Prospectus, BABA is assigned to the broadline retail industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to BABA.
YieldMax(TM) CVNA Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of CVNA (NYSE Arca: CVNA) (“CVNA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to CVNA regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of CVNA, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of CVNA increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of CVNA,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of CVNA.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to CVNA equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to CVNA.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

CARVANA CO. (“CVNA”)

CVNA is a leading e-commerce platform for buying and selling used cars. CVNA is listed on the New York Stock Exchange (“NYSE”). Per CVNA’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of CVNA (based on the last reported sale price of its class A common stock on June 30, 2024, on the NYSE) was approximately $14.7 billion.

CVNA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CVNA pursuant to the Exchange Act can be located by reference to the SEC file number 001-38073 through the SEC’s website at www.sec.gov. In addition, information regarding CVNA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of CVNA or other securities of CVNA. The Fund has derived all disclosures contained in this document regarding CVNA from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CVNA. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CVNA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CVNA (and therefore the price of CVNA at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CVNA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of CVNA.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH CARVANA CO.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to CVNA. As of the date of the Prospectus, CVNA is assigned to the specialty retail industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to CVNA.
YieldMax(TM) DKNG Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of DKNG (Nasdaq: DKNG) (“DKNG” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to DKNG regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of DKNG, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of DKNG increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of DKNG,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of DKNG.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to DKNG equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to DKNG.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

DraftKings Inc. (“DKNG”)

DKNG is a digital sports entertainment and gaming company. DKNG provides users with online sports betting, online casino, and daily fantasy sports product offerings, as well as retail sportsbook, media and other consumer product offerings. DKNG is also involved in the design and development of sports betting and casino gaming software for online and retail sportsbooks and iGaming operators. DKNG is listed on The Nasdaq Stock Market LLC (“Nasdaq”). Per DKNG’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of DKNG (based on the last reported sale price of its class A common stock on June 28, 2024, on Nasdaq) was approximately $16.6 billion.

DKNG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by DKNG pursuant to the Exchange Act can be located by reference to SEC file number 001-41379 through the SEC’s website at www.sec.gov. In addition, information regarding DKNG may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of DKNG or other securities of DKNG. The Fund has derived all disclosures contained in this document regarding DKNG from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to DKNG. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DKNG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DKNG (and therefore the price of DKNG at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning DKNG could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of DKNG.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DRAFTKINGS INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to DKNG. As of the date of the Prospectus, DKNG is assigned to the hotels, restaurants & leisure industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to DKNG.
YieldMax(TM) HOOD Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of HOOD (Nasdaq: HOOD) (“HOOD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to HOOD regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of HOOD, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of HOOD increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of HOOD,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of HOOD.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to HOOD equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to HOOD.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Robinhood Markets, Inc. (“HOOD”)

HOOD is a financial services company known for its commission-free trading software application that allows users to invest in stocks, ETFs, options, and cryptocurrencies. HOOD is listed on the Nasdaq Stock Market (“Nasdaq”). Per HOOD’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common stock held by non-affiliates of HOOD (based on the last reported sale price of its class A common stock on June 30, 2024, on the Nasdaq Global Select Market) was approximately $16.3 billion.

HOOD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by HOOD pursuant to the Exchange Act can be located by reference to SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding HOOD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of HOOD or other securities of HOOD. The Fund has derived all disclosures contained in this document regarding HOOD from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to HOOD. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HOOD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HOOD (and therefore the price of HOOD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning HOOD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of HOOD.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ROBINHOOD MARKETS, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to HOOD. As of the date of the Prospectus, HOOD is assigned to the capital markets industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to HOOD.
YieldMax(TM) JD Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the ADR of JD (NYSE Arca: JD) (“JD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to JD regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of JD, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of JD increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of JD,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of JD.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to JD equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to JD.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

JD.Com, Inc. (“JD”)

JD is a leading supply chain-based technology and service provider, providing products and services to consumers, third-party merchants, suppliers and other business partners through its subsidiaries, consolidated variable interest entities (“VIEs”) and consolidated VIEs’ subsidiaries. JD is listed on the Nasdaq Global Select Market (“Nasdaq”).

The American Depositary Share of JD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by JD pursuant to the Exchange Act can be located by reference to the SEC file number 001-36450 through the SEC’s website at www.sec.gov. In addition, information regarding JD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of JD or other securities of JD. The Fund has derived all disclosures contained in this document regarding JD from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to JD. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding JD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of JD (and therefore the price of JD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning JD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of JD.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH JD.COM, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to JD. As of the date of the Prospectus, JD is assigned to the broadline retail industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to JD.
YieldMax(TM) MARA Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of MARA Holdings, Inc. (The Nasdaq Stock Market LLC: MARA) (“MARA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to MARA regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of MARA, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of MARA increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of MARA,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of MARA.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to MARA equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to MARA.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

MARA HOLDINGS, INC. (“MARA”)

MARA is a digital asset technology company that is principally engaged in producing or “mining” digital assets with a focus on the Bitcoin ecosystem. MARA is listed on the Nasdaq Stock Market LLC (“Nasdaq”). Per MARA’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of MARA (based on the last reported sale price of its class A common stock on June 30, 2023, on Nasdaq) was approximately $2.4 billion.

MARA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MARA pursuant to the Exchange Act can be located by reference to the SEC file number 001-36555 through the SEC’s website at www.sec.gov. In addition, information regarding MARA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of MARA or other securities of MARA. The Fund has derived all disclosures contained in this document regarding MARA from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MARA. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MARA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MARA (and therefore the price of MARA at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MARA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of MARA.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MARA HOLDINGS, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to MARA. As of the date of the Prospectus, MARA is assigned to the software industry.

Information About Bitcoin

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known cryptocurrency, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape. Although Bitcoin is called a crypto or digital currency, it i not presently accepted widely as payment.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital asset. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time, this functionality is limited.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to MARA.
YieldMax(TM) PDD Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the ADR of PDD Holdings Inc. (Nasdaq Global Stock Market: PDD) (“PDD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to PDD regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of PDD, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of PDD increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of PDD,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of PDD.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to PDD equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to PDD.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

PDD Holdings Inc. (“PDD”)

PDD Holdings Inc. is a multinational commerce group that owns and operates a portfolio of businesses. The company aims to bring more businesses and people into the digital economy so that local communities and small businesses can benefit from increased productivity and new opportunities. It has built a network of sourcing, logistics, and fulfillment capabilities, that support its underlying businesses. The company was founded by in 2015, is incorporated in the Cayman Islands, and is headquartered in Dublin, Ireland. PDD is listed on the Nasdaq Global Select Market (“Nasdaq”). PDD’s primary business operations are located in China.

The American Depositary Share of PDD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by PDD pursuant to the Exchange Act can be located by reference to the SEC file number 001-38591 through the SEC’s website at www.sec.gov. In addition, information regarding PDD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of PDD or other securities of PDD. The Fund has derived all disclosures contained in this document regarding PDD from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to PDD. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PDD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PDD (and therefore the price of PDD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning PDD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of PDD.

THE FUND, TRUST ANDADVISER ARE NOT AFFILIATED WITH PDD HOLDINGS INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to PDD. As of the date of the Prospectus, PDD is assigned to the broadline retail industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to PDD.
YieldMax(TM) PLTR Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of PLTR (Nasdaq: PLTR) (“PLTR” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to PLTR regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of PLTR, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of PLTR increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of PLTR,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of PLTR.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to PLTR equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to PLTR.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Palantir Technologies Inc. (“PLTR”)

PLTR builds software that empowers organizations to effectively integrate their data, decisions, and operations at scale. PLTR is listed on the The Nasdaq Stock Market LLC (“Nasdaq”). Per PLTR’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of PLTR (based on the last reported sale price of its class A common stock on June 28, 2024, on the Nasdaq) was approximately $51.5 billion.

PLTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by PLTR pursuant to the Exchange Act can be located by reference to SEC file number 001-39540 through the SEC’s website at www.sec.gov. In addition, information regarding PLTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of PLTR or other securities of PLTR. The Fund has derived all disclosures contained in this document regarding PLTR from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to PLTR. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PLTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PLTR (and therefore the price of PLTR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning PLTR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of PLTR.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH PALANTIR TECHNOLOGIES INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to PLTR. As of the date of the Prospectus, PLTR is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to PLTR.
YieldMax(TM) RBLX Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of Roblox Corporation (NYSE: RBLX) (“RBLX” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to RBLX regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of RBLX, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of RBLX increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of RBLX,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of RBLX.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to RBLX equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to RBLX.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Roblox Corporation (“RBLX”)

RBLX operates an online platform that allows users to create, share, and play games and experiences using its proprietary development tools. RBLX is listed on the New York Stock Exchange (“NYSE”). Per RBLX’s most recent Form 10-K filing, the aggregate market value of the voting Class A common equity held by non-affiliates of RBLX (based on the last reported sale price of its common stock on June 28, 2024, on the NYSE) was approximately $17.4 billion.

RBLX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by RBLX pursuant to the Exchange Act can be located by reference to SEC file number 001-39763 through the SEC’s website at www.sec.gov. In addition, information regarding RBLX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of RBLX or other securities of RBLX. The Fund has derived all disclosures contained in this document regarding RBLX from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to RBLX. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RBLX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RBLX (and therefore the price of RBLX at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning RBLX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of RBLX.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ROBLOX CORPORATION.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to RBLX. As of the date of the Prospectus, RBLX is assigned to the entertainment industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to RBLX.
YieldMax(TM) SHOP Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of shares of SHOP (NYSE: SHOP) (“SHOP” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to SHOP regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of SHOP, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of SHOP increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of SHOP,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of SHOP.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to SHOP equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to SHOP.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Shopify Inc. (“SHOP”)

SHOP is a Canadian multinational e-commerce company headquartered in Ottawa, Ontario. SHOP is listed on the New York Stock Exchange (“NYSE”). The aggregate market value of SHOP's Class A Subordinate Voting Shares held by non-affiliates, based on the closing price of the Class A Subordinate Voting Shares as reported by the NYSE on June 28, 2024, was $79.8 billion.

SHOP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SHOP pursuant to the Exchange Act can be located by reference to the SEC file number 001-37400 through the SEC’s website at www.sec.gov. In addition, information regarding SHOP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SHOP or other securities of SHOP. The Fund has derived all disclosures contained in this document regarding SHOP from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SHOP. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SHOP is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SHOP (and therefore the price of SHOP at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SHOP could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of SHOP.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SHOPIFY INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or group of industries as SHOP. As of the date of the Prospectus, SHOP is assigned to the information technology services industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to SHOP.
YieldMax(TM) SMCI Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of Super Micro Computer, Inc. (Nasdaq Global Select Market: SMCI) (“SMCI” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to SMCI regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of SMCI, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of SMCI increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of SMCI,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of SMCI.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to SMCI equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to SMCI.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Super Micro Computer, Inc. (“SMCI”)

SMCI specializes in designing and manufacturing high-performance server solutions and advanced computing technologies for enterprise, data center, cloud computing, and AI applications. SMCI is listed on the Nasdaq Global Select Market (“Nasdaq”). Per SMCI’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of SMCI (based on the last reported sale price of its common stock on December 31, 2023 on the Nasdaq Global Select Market) was approximately $13.5 billion.

SMCI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SMCI pursuant to the Exchange Act can be located by reference to SEC file number 001-33383 through the SEC’s website at www.sec.gov. In addition, information regarding SMCI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SMCI or other securities of SMCI. The Fund has derived all disclosures contained in this document regarding SMCI from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SMCI. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SMCI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SMCI (and therefore the price of SMCI at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SMCI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of SMCI.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SUPER MICRO COMPUTER, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to SMCI. As of the date of the Prospectus, SMCI is assigned to the technology hardware, storage & peripherals industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to SMCI.
YieldMax(TM) TSM Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the ADR of Taiwan Semiconductor Manufacturing Company Ltd. (NYSE: TSM) (“TSM” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to TSM regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of TSM, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of TSM increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of TSM,
●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of TSM.

For more information, see sections “The Fund’s Use of Underlying Security Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of the Underlying Security.
●	The Fund seeks to participate in a portion of the gains experienced by the Underlying Security.

That is, although the Fund may not fully participate in gains in the Underlying Security’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Underlying Security.

●	The Fund’s strategy will capture only a portion of its potential gains if the Underlying Security’s stock price increase in value.
●	The Fund’s strategy is subject to all potential losses if the Underlying Security’s stock price decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in the Underlying Security.
●	Fund shareholders are not entitled to any Underlying Security dividends.

Additional information regarding the Underlying Security is also set forth below.

The Fund’s Use of Underlying Security Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to the Underlying Security, which allows the Fund to seek to participate in the changes, up or down, in the price of shares of the Underlying Security.
●	Covered call writing (where the Underlying Security’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to the Underlying Security, the Fund will buy the Underlying Security’s call options and, simultaneously, sell the Underlying Security’s put options to try to replicate the price movements of the Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the Underlying Security at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of the Underlying Security for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on the Underlying Security to generate income. Since the Fund does not directly own the Underlying Security, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of the Underlying Security, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Security.

It is important to note that the sale of the Underlying Security call option contracts will limit the Fund’s participation in the appreciation in the Underlying Security’s stock price. If the stock price of the Underlying Security increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying Security’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Underlying Security and the sold (short) the Underlying Security call positions) will limit the Fund’s participation in gains in the Underlying Security’s stock price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on its Underlying Security as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in the Underlying Security’s stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs its Underlying Security

For the reasons stated above, the Fund’s performance will differ from that of the Underlying Security’s stock price. The performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying Security)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of purchase) to provide indirect exposure to positive price returns of the Underlying Security.

If the Underlying Security share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of the Underlying Security at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the Underlying Security.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Underlying Security at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the Underlying Security’s share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to TSM equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to TSM.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Taiwan Semiconductor Manufacturing Company Ltd. (“TSM”)

TSM is a dedicated foundry in the semiconductor industry which engages mainly in the manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing of masks. TSM is listed on the New York Stock Exchange (“NYSE”).

The American Depositary Share of TSM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by TSM pursuant to the Exchange Act can be located by reference to the SEC file number 001-14700 through the SEC’s website at www.sec.gov. In addition, information regarding TSM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of TSM or other securities of TSM. The Fund has derived all disclosures contained in this document regarding TSM from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to TSM. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSM (and therefore the price of TSM at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning TSM could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of TSM.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LTD.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to TSM. As of the date of the Prospectus, TSM is assigned to the semiconductors & semiconductor equipment industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to TSM.